LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED FEBRUARY 6, 2015

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED FEBRUARY 1, 2015, OF

QS BATTERYMARCH MANAGED VOLATILITY GLOBAL DIVIDEND FUND

Effective on or about March 31, 2015, the following information supplements the fund’s Summary Prospectus, Prospectus and Statement of Additional Information:

The name of the fund is changed to QS Batterymarch Global Dividend Fund.

Please retain this supplement for future reference.

QSIN112817